Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Nov. 13, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary equity, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0		548,375	548,375	0
Temporary equity, shares issued (in shares)	0		435,120.513		0
Temporary equity, shares outstanding (in shares)	0	0	435,120.513		0	0	0
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	9,819,544.247		9,451,625		10,000,000
Preferred stock, shares issued (in shares)	0		0		0
Preferred stock, shares outstanding (in shares)	0		0		0
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	350,000,000		350,000,000		350,000,000
Common stock, shares issued (in shares)	17,816,238		5,397,597
Common stock, shares outstanding (in shares)	17,816,238		5,397,597
Previously Reported [Member]
Common stock, shares issued (in shares)			161,927,821		153,042,435
Common stock, shares outstanding (in shares)			161,927,821		153,042,435